Acquisitions and intangible assets	12 Months Ended
Nov. 30, 2012
Acquisitions and intangible assets
Acquisitions and intangible assets

5.     Acquisitions and intangible assets

Acquisition of business and intangible asset purchases in the year ended November 30, 2011

        During the year ended November 30, 2011, the Company completed an acquisition for a cash purchase price totaling $6,130. The Company has estimated the fair values of the acquired assets and liabilities and the allocation of the purchase price to intangible assets.

        Pro forma operating results have not been presented for the acquisition because the acquisition was not material to the Company. Goodwill of $2,805 has been recognized on the above transactions. $425 has been allocated to tangible assets and $2,900 to intangible assets as developed technology to be amortized over five years. The intangible assets are expected to be deductible for tax purposes.

        During the year ended November 30, 2011, the Company acquired software for a cash purchase price of $1,200. This amount has been allocated to intangible assets as software to be amortized over five years. The Company also extended and expanded its patent cross license agreement with IBM for consideration of $7,000. This amount has been allocated to intangible assets as patents to be amortized over six years. The company made additional payments of $1,304 for acquisitions completed in previous years. This amount has been added to goodwill. Of this amount, $1,200 related to an acquisition completed in 2004. The intangible assets are expected to be deductible for tax purposes.

Acquisition of businesses in 2010

        During the year ended November 30, 2010, the Company completed two acquisitions for a cash purchase price totaling $4,908. The Company estimated the fair market value of contingent consideration for one of the acquisitions at $800. The Company has estimated the fair values of the acquired assets and liabilities and the allocation of the purchase price to intangible assets. The fair value of the contingent consideration was adjusted downwards by $676 at November 30, 2011 and the remainder at November 30, 2012. These amounts have been deducted from expenses in the years ended November 30, 2011 and November 30, 2012, respectively.

        Pro forma operating results have not been presented for the acquisitions because the acquisitions were not material to the Company. Goodwill of $2,991 has been recognized on the above transactions. $700 has been allocated to intangible assets as developed technology to be amortized over five years. $2,100 has been allocated to in process research and development. Amortization of in process research and development commenced in December 2011 when the development of the technology was complete. The intangible assets are expected to be deductible for tax purposes.

Goodwill

        The changes in the carrying amount of goodwill for the years ended November 30, 2012, 2011 and 2010 are as follows:

	Enterprise Data Storage Solutions	HDD Capital Equipment	Total
Balance at November 30, 2009	$—	$—	$—

Acquisition of business	$794	$2,197	$2,991
Balance at November 30, 2010	$794	$2,197	$2,991

Acquisition of business	$—	$2,805	$2,805
Additional contingent consideration	$—	$1,304	$1,304
Balance at November 30, 2011	$794	$6,306	$7,100

Balance at November 30, 2012	$794	$6,306	$7,100

Identified intangible assets

        Identified intangible assets balances are summarized as follows:

	November 30, 2012
	Gross Assets	Accumulated Amortization	Net Assets
Existing technology	$700	$184	$516
Patents and core technology	10,000	5,041	4,959
In Process Research and Development	2,100	420	1,680
Software	1,200	480	720

Total	$14,000	$6,125	$7,875

        Fully amortized intangible assets with a recorded cost of $9,900 have been removed from the intangible assets register during the year ended November 30, 2012.

	November 30, 2011
	Gross Assets	Accumulated Amortization	Net Assets
Existing technology	$4,600	$3,673	$927
Patents and core technology	12,700	5,888	6,812
In Process Research and Development	2,100	—	2,100
Customer relationships	3,300	3,071	229
Software	1,200	240	960

Total	$23,900	$12,872	$11,028

        Fully amortized intangible assets with a recorded cost of $6,900 were removed from the intangible assets register during the year ended November 30, 2011.

        The Company expects to record amortization of these intangible assets in its statements of operations as follows:

Amortization
2013	$1,969
2014	1,969
2015	1,969
2016	1,685
2017 and beyond	$284

Impairment of intangible assets

        The Company carried out its annual goodwill test at November 30, 2012. The Company determined, based on an assessment of qualitative factors, that it was more likely than not that the fair value of its HDD Capital Equipment and Enterprise Data Storage Solutions reporting units were greater than their carrying values and therefore no impairment of goodwill was recorded. For the HDD Capital Equipment segment, the Company reached this conclusion based on short and medium term revenue forecasts, forecast hard disk drive industry growth, historic revenue and gross margins derived from these products and the relatively low materiality of the goodwill balance relative to the size of the business.

        As part of its cost reduction exercise in 2011, carried out in response to the reduction in demand for HDD Capital Equipment products, the Company decided to cease expenditure on development of certain products, including the developed technology purchased as part of an acquisition in December 2010. This was due to the Company's assessment that there was a reduced likelihood of achieving significant revenues from the related product. The Company therefore determined that the carrying value of this developed technology was less than its fair value and recorded an impairment of $2,200 at November 30, 2011.